INTANGIBLE ASSETS - Assumptions (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2029 ARS ($) loan	Dec. 31, 2028 ARS ($) loan	Dec. 31, 2027 ARS ($) loan	Dec. 31, 2026 ARS ($) loan	Dec. 31, 2025 ARS ($) loan	Dec. 31, 2024 ARS ($) loan
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections financial budget period						5 years
Inflation (end of period) (as percent)						117.80%
Inflation (average) (as a percent)						236.80%
Cost of funding (average) (as a percent)						39.90%
Loan's interest rate (average)						57.00%
Number of borrowings originated by Micro Lending | loan						23,630
InvertirOnline'Operating income | $						$ 31,535
Increase in weighted average cost of capital (as a percent)						1.00%
Forecast
Disclosure of reconciliation of changes in goodwill [line items]
Inflation (end of period) (as percent)	5.70%	8.30%	15.20%	25.90%	35.60%
Inflation (average) (as a percent)	7.10%	11.30%	20.00%	27.60%	50.00%
Cost of funding (average) (as a percent)	10.90%	14.50%	19.60%	25.90%	35.30%
Loan's interest rate (average)	18.90%	23.50%	29.60%	37.90%	49.30%
Number of borrowings originated by Micro Lending | loan	23,508	23,508	23,508	23,508	23,500
InvertirOnline'Operating income | $	$ 132,382	$ 114,843	$ 95,919	$ 76,268	$ 53,704